Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounts Payable
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Suppliers	12,874,000	$ 19,783,000
Accounts payable	17,373,000	23,122,000
Other related parties [member]
Accounts Payable
Related party payables	4,499,000	3,339,000
Other related parties [member] | SSM [Member]
Accounts Payable
Related party payables	2,480,000	2,454,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Accounts Payable
Related party payables	634,000	116,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Accounts Payable
Related party payables	595,000	353,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Accounts Payable
Related party payables	448,000	0
Other related parties [member] | Port Agent [Member]
Accounts Payable
Related party payables	165,000	58,000
Other related parties [member] | Bunker supplier [Member]
Accounts Payable
Related party payables	103,000	0
Other related parties [member] | Scorpio LR1 Tanker Pool Limited [Member]
Accounts Payable
Related party payables	2,000	325,000
Other related parties [member] | Scorpio MR Pool Limited [Member]
Accounts Payable
Related party payables	0	19,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Accounts Payable
Related party payables	$ 72,000	$ 14,000